CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)		$ 0.00001		$ 0.00001
Preferred stock, shares authorized (in shares)		115,983,447		106,615,302
Preferred stock, shares issued (in shares)	0	111,900,495		104,575,110
Preferred stock, shares outstanding (in shares)	0	111,900,495		104,575,110
Liquidation preference		$ 528,566,000		$ 455,274,801
Common stock, par value per share (in USD per share)		$ 0.00001	$ 0.0001	$ 0.00001
Common stock, shares authorized (in shares)		240,820,153		197,100,000
Common stock, shares issued (in shares)		69,300,284	1,550,993	51,618,208
Common stock, shares outstanding (in shares)		69,300,284		51,618,208